Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Loans Receivable Originated and Retained

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Loans	29,309	729,464
Allowance for loan losses	(1,084)	(47,670)
Loans receivable, net	28,225	681,794

Schedule of Allowance for Loan Losses

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2015, 2016 and 2017.

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Beginning balance	—	5,912	1,084
Current period provision	5,912	44,178	65,299
Current period reversal	—	(9,473)	(18,713)
Release upon derecognition of loans receivable associated with a disposed subsidiary	—	(23,250)	—
Release upon disposal of loans receivable	—	(16,283)	—
Ending balance	5,912	1,084	47,670

Schedule of Aging of Loans

The following table sets forth the aging of loans as of December 31, 2016 and December 31, 2017:

	1-89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2016	1,088	—	1,088	28,221	29,309
December 31, 2017	31,308	8,381	39,689	689,775	729,464

Schedule of Total Assets, Liabilities, Results of Operations and Cash Flows of Trusts

The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	1,116	—
Restricted cash	—	44,775
Account receivable	—	10,000
Loans receivable, net of provision for loan losses	28,225	647,793
Total assets	29,341	702,568
Funds payable to investors of consolidated trusts	30,084	736,963
Accrued expenses and other liabilities	—	10,000
Total liabilities	30,084	746,963

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	—	(673)	(28,372)
Net loss	—	(743)	(44,396)
Net used in by operating activities	—	972	(16,024)
Net cash used in investing activities	—	(29,289)	(660,745)
Net cash provided by financing activities	—	29,433	675,653
Net increase in cash and cash equivalents	—	1,116	(1,116)
Cash and cash equivalents at beginning of year	—	—	1,116
Cash and cash equivalents at end of period	—	1,116	—